Share-Based Compensation - Summary of Share Based Compensation Expense Recognized Related To Share Options Granted And Ordinary Shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-Based Compensation
Share-based Payment Arrangement, Noncash Expense	¥ 51,767	$ 7,403	¥ 86,872	¥ 133,869
Sales and marketing expenses
Share-Based Compensation
Share-based Payment Arrangement, Noncash Expense	6,296		6,825	35,352
General and administrative expenses
Share-Based Compensation
Share-based Payment Arrangement, Noncash Expense	40,897		69,245	85,335
Research and development expenses
Share-Based Compensation
Share-based Payment Arrangement, Noncash Expense	¥ 4,574		¥ 10,802	¥ 13,182